Trade payables (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade Payable [Abstract]
Schedule of fair value of trade payables
	At December 31,
	2018	2017
Non-current
Trade payables with related parties (Note 26)	15	-
Trade payable with suppliers	1,493	3,302
	1,508	3,302
Current
Trade payables with suppliers	110,375	122,145
Trade payables with related parties (Note 26)	4,266	5,667
	114,641	127,812